Employee Stock-Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2010
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option Outstanding	6,246,000	4,933,000
Exercisable Options, Outstanding Number, Ending Balance	4,379,000
Weighted average grant date fair value of option	$ 5.71		$ 2.83
Options, Granted	1,817,000	0
Intrinsic value option exercised	$ 2,000,000	$ 1,800,000	$ 400,000
Tax benefit for stock option exercised	0	0	0
Stock compensation expense	6,200,000	4,200,000	3,600,000
Stock compensation expense net of taxes	6,200,000	4,200,000	3,600,000
Total fair value of options vested	3,000,000	$ 3,000,000	$ 3,100,000
Total unrecognized compensation cost	$ 17,400,000
Expected weighted average recognition period	3 years
2014 Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for share based compensation award	5,000,000
Stock award granted vested period				4 years
Shares available for issuance	3,700,000
2007 Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for share based compensation award					7,000,000	2,500,000
Shares available for issuance	25,000
Option Outstanding	4,113,000
Exercisable Options, Outstanding Number, Ending Balance	2,796,000
2007 Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock award granted vested period	4 years
2007 Incentive Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock award granted vested period	3 years
2005 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock award granted vested period	3 years
Shares available for issuance	2,700
Option Outstanding	1,319,000
Exercisable Options, Outstanding Number, Ending Balance	769,000
2005 Equity Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for share based compensation award	2,200,000
1998 Stock Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted term	10 years
Option Outstanding	814,000
Exercisable Options, Outstanding Number, Ending Balance	814,000
1998 Stock Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock award granted vested period	9 years
1998 Stock Incentive Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock award granted vested period	7 years
Options Or Stock Appreciation Rights | 2014 Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted term	10 years
Options Or Stock Appreciation Rights | 2007 Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted term	10 years
Options Or Stock Appreciation Rights | 2007 Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for share based compensation award	7,000,000
Options Or Stock Appreciation Rights | 2005 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted term	10 years
Options Or Stock Appreciation Rights | 2005 Equity Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for share based compensation award	2,200,000
Stock Based Awards Other Than Options Or S A Rs | 2007 Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for issuance	25,000
Stock Based Awards Other Than Options Or S A Rs | 2007 Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for share based compensation award	3,500,000
Stock Based Awards Other Than Options Or S A Rs | 2005 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for issuance	2,700
Stock Based Awards Other Than Options Or S A Rs | 2005 Equity Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for share based compensation award	1,100,000
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, Granted	1,855,000
Weighted Average Grant Date Fair Value, Granted	$ 7.48	$ 0	$ 0
Total fair value of restricted stock/unit	$ 0	$ 0	$ 0
Restricted Stock Units (RSUs) | 2014 Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, Granted	1,300,000
Restricted Stock Units (RSUs) | 2007 Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, Granted	555,000
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, Granted	27,000	610,000
Total fair value of restricted stock/unit	$ 2,000,000	$ 2,100,000	$ 2,000,000